Note 6 - Convertible Preferred Stock 3 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Stock by Class [Table Text Block]
	September 30, 2024 and December 31, 2023			September 30, 2024
			Issued and
	Original Issue	Authorized	Outstanding	Liquidation
	Price Per Share	Shares	Shares	Preference
Series A-1 Preferred	$1.31	2,241,903	2,241,903	$2,937
Series A-2 Preferred	$1.64	1,240,134	1,240,134	2,034
Series B Preferred	$3.19	1,533,528	1,533,528	4,892
Series C Preferred	$5.29	8,509,995	8,509,995	45,000
Series D Preferred	$5.29	7,130,335	1,835,227	11,200
		20,655,895	15,360,787	$66,063

	December 31, 2023 and 2022			December 31, 2023
			Issued and
	Original Issue	Authorized	Outstanding	Liquidation
	Price Per Share	Shares	Shares	Preference
Series A-1 Preferred	$1.31	2,241,903	2,241,903	$2,937
Series A-2 Preferred	$1.64	1,240,134	1,240,134	2,034
Series B Preferred	$3.19	1,533,528	1,533,528	4,892
Series C Preferred	$5.29	8,509,995	8,509,995	45,000
Series D Preferred	$5.29	7,130,335	1,835,227	10,514
		20,655,895	15,360,787	$65,377

Convertible Preferred Stock Conversion Price [Table Text Block]
Preferred Conversion Price to
Preferred Stock	Common Stock
Series A-1 Preferred	$1.31
Series A-2 Preferred	$1.64
Series B Preferred	$3.19
Series C Preferred	$5.29
Series D Preferred	$5.29

Preferred Conversion Price to
Preferred Stock	Common Stock
Series A-1 Preferred	$1.31
Series A-2 Preferred	$1.64
Series B Preferred	$3.19
Series C Preferred	$5.29
Series D Preferred	$5.29